Note 5 - Acquisitions and Divestures (Details) - Acquisition of Hunter Disposal (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Feb. 17, 2012 Series C Preferred Stock [Member] Hunter Disposal, LLC [Member]	Feb. 17, 2012 Hunter Disposal, LLC [Member]
FairValueOfConsiderationTransferredAbstract
Cash paid						$ 2,200,000
1,846,722 shares of common stock issued on February 17, 2012 at $1.79 per share (in Shares)						3,305,632
88,000 shares of Series C Preferred Stock at stated value of $25 per share	5,239,524				2,200,000
10% Convertible Promissory note						2,200,000
Cash						1,290,775
Accounts receivable						2,945,003
Prepaid expense						13,641
Accounts payable & accrued expenses						(3,074,222)
Working capital						1,175,197
Disposal wells						6,460,925
Land and improvements						13,776
Field equipment (excluding disposal wells)						2,466,500
Office and admin assets						3,500
Deposits						10,936
Asset retirement obligation	922,386	1,130,774	1,119,248	946,133		(225,202)
Total						$ 9,905,632